Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liabilities - Private Placement [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liabilities [Line Items]
Fair value beginning	$ 7,320,000
Initial measurement on (Over allotment)	837,000
Initial measurement on (Initial Public Offering)		7,140,000
Change in fair value	(4,953,000)	180,000
Fair value ending	$ 3,204,000	$ 7,320,000